Taxes and Payroll Charges Payable	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Taxes and Payroll Charges Payable
22.	TAXES AND PAYROLL CHARGES PAYABLE

			12.31.2023	12.31.2022
INSS (social security contribution)	(i	)	32.1	30.9
IRRF (withholding tax)			13.6	11.8
PIS and COFINS			0.7	2.0
IPI (manufacturing tax)			1.3	0.7
FGTS (government employee severance indemnity fund)			4.6	3.9
Others			8.6	11.1

			60.9	60.4

Current			42.6	47.2
Non-current			18.3	13.2

(i)
The Company is applying for a court decision (judicially and/or administratively) the incidence of social contributions on: 1/3 of vacation and other compensation payments, and the right of not to pay social security contributions according to the system established by Law 12
.
546
/
2011 in the year 2018 for one of its subsidiaries. The amount involved and respectively provisioned is US$

18.2 (2022: US$

14.1).